Financing Receivables (Details) - SUNLIGHT FINANCIAL LLC $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($) loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Undivided participation (as a percent)	5.00%	5.00%
Amounts outstanding	$ 41,752	$ 23,587
Unamortized discount	(893)	(838)
Allowance for credit losses	(246)	(311)
Carrying value	40,613	22,438
Allowance for Credit Losses
Balance at the beginning	311	374
Provision for losses	1,350	725
Realized losses	(1,415)	(788)
Balance at the end	246	311
Changes in Carrying Value
Balance at the beginning	22,438	3,679
Purchases, net(c)		3,019
Proceeds from principal repayments, net		(913)
Provision for credit losses	(1,350)	(725)
Balance at the end	$ 40,613	$ 22,438
Number of loans | loan	1,007	1,838
Unpaid principal balance	$ 1,600	$ 2,900
Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	35,401	17,523
Allowance for credit losses	(121)	(215)
Carrying value	35,280	17,308
Allowance for Credit Losses
Balance at the beginning	215	284
Provision for losses	(94)	(69)
Balance at the end	121	215
Changes in Carrying Value
Balance at the beginning	17,308
Provision for credit losses	94	69
Balance at the end	35,280	17,308
Loans and Loan Participations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	6,351	6,064
Unamortized discount	(893)	(838)
Allowance for credit losses	(125)	(96)
Carrying value	5,333	5,130
Allowance for Credit Losses
Balance at the beginning	96	90
Provision for losses	1,444	794
Realized losses	(1,415)	(788)
Balance at the end	125	96
Changes in Carrying Value
Balance at the beginning	5,130	3,679
Purchases, net(c)	2,839	3,019
Proceeds from principal repayments, net	(1,316)	(913)
Accretion of loan discount	124	139
Provision for credit losses	(1,444)	(794)
Balance at the end	$ 5,333	$ 5,130
Number of loans | loan	4,582	4,080
Indirect channel loans
Changes in Carrying Value
Number of loans | loan	49	42
Unpaid principal balance	$ 1,200	$ 700
Residential Solar Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Undivided participation (as a percent)	5.00%	5.00%
Changes in Carrying Value
Unpaid principal balance	$ 6,000	$ 5,700
Individually evaluated for impairment	0	0
Residential Solar Loans | Indirect channel loans
Changes in Carrying Value
Unpaid principal balance	$ 400	$ 400